Quarterly Report
August 31, 2022
MFS®  International Growth Fund
FGF-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 0.6%
Rolls-Royce Holdings PLC (a)	81,513,851	$72,710,938
Alcoholic Beverages – 4.4%
Diageo PLC	6,743,429	$294,362,313
Pernod Ricard S.A.	1,235,688	227,013,165
		$521,375,478
Apparel Manufacturers – 5.1%
Burberry Group PLC	4,425,785	$89,628,765
Kering S.A.	239,403	120,368,640
LVMH Moet Hennessy Louis Vuitton SE	592,066	382,945,883
		$592,943,288
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	1,535,600	$52,387,326
Brokerage & Asset Managers – 1.7%
Deutsche Boerse AG	825,085	$139,566,610
London Stock Exchange Group PLC	645,048	60,563,563
		$200,130,173
Business Services – 2.4%
Cap Gemini S.A.	679,051	$117,537,921
Experian PLC	5,512,720	167,544,256
		$285,082,177
Chemicals – 0.8%
UPL Ltd.	9,635,515	$92,357,761
Computer Software – 5.5%
Aveva Group PLC	781,794	$25,429,895
Dassault Systemes SE	1,659,215	64,001,260
Kingsoft Corp.	11,247,800	34,200,856
Naver Corp.	480,340	85,195,649
NICE Systems Ltd., ADR (a)	225,888	48,197,723
Oracle Corp. Japan	877,200	52,389,499
SAP SE	3,572,468	304,947,604
Wisetech Global Ltd.	781,999	31,020,181
		$645,382,667
Computer Software - Systems – 4.2%
Amadeus IT Group S.A. (a)	1,786,758	$94,272,803
Hitachi Ltd.	8,052,000	403,145,864
		$497,418,667
Consumer Products – 4.3%
AmorePacific Corp.	838,723	$76,626,250
Kao Corp.	1,683,400	73,005,119
KOSE Corp.	481,000	45,426,998
Reckitt Benckiser Group PLC	3,962,820	305,411,741
		$500,470,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.7%
Prysmian S.p.A.	4,229,707	$129,699,029
Schneider Electric SE	2,577,399	305,942,245
		$435,641,274
Electronics – 5.4%
ASML Holding N.V.	199,283	$96,634,239
Delta Electronics, Inc.	19,824,000	170,240,480
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,375,425	364,691,674
		$631,566,393
Energy - Independent – 1.2%
Reliance Industries Ltd.	4,226,422	$138,262,317
Food & Beverages – 4.8%
Nestle S.A.	4,778,036	$560,068,915
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd.	1,141,900	$48,527,778
Gaming & Lodging – 2.0%
Aristocrat Leisure Ltd.	2,443,896	$59,322,066
Flutter Entertainment PLC (a)	1,384,705	172,406,945
		$231,729,011
General Merchandise – 0.4%
Walmart de Mexico S.A.B. de C.V.	13,432,601	$43,898,565
Insurance – 3.2%
AIA Group Ltd.	33,600,200	$324,030,449
Ping An Insurance Co. of China Ltd., “H”	9,674,000	56,921,815
		$380,952,264
Internet – 1.8%
Tencent Holdings Ltd.	3,299,200	$136,645,989
Z Holdings Corp.	26,042,500	77,000,401
		$213,646,390
Leisure & Toys – 0.5%
Prosus N.V.	874,828	$54,288,052
Machinery & Tools – 4.6%
Assa Abloy AB	6,741,859	$136,675,628
GEA Group AG	3,531,407	123,110,953
Ingersoll Rand, Inc.	2,253,721	106,758,764
Ritchie Bros. Auctioneers, Inc.	2,535,585	175,648,170
		$542,193,515
Major Banks – 1.6%
DBS Group Holdings Ltd.	8,117,200	$188,892,556
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	535,686	$35,208,733
Medical Equipment – 4.7%
EssilorLuxottica	1,834,193	$273,767,612
QIAGEN N.V. (a)	3,580,809	162,833,726
Terumo Corp.	3,466,900	111,520,959
		$548,122,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.8%
China Resources Gas Group Ltd.	23,163,500	$90,167,714
Other Banks & Diversified Financials – 5.4%
AEON Financial Service Co. Ltd. (l)	4,562,500	$46,848,973
Credicorp Ltd.	706,354	91,041,967
Element Fleet Management Corp.	12,335,042	155,344,421
Grupo Financiero Banorte S.A. de C.V.	11,532,316	68,106,865
HDFC Bank Ltd.	15,026,152	277,772,483
		$639,114,709
Pharmaceuticals – 10.4%
Bayer AG	2,983,460	$157,706,860
Hypera S.A.	5,467,290	45,262,990
Novartis AG	4,201,743	339,019,656
Novo Nordisk A.S., “B”	1,449,716	154,869,367
Roche Holding AG	1,614,993	520,149,694
		$1,217,008,567
Precious Metals & Minerals – 2.3%
Agnico Eagle Mines Ltd.	3,045,270	$125,581,013
Franco-Nevada Corp.	1,192,555	143,377,191
		$268,958,204
Railroad & Shipping – 2.8%
Canadian National Railway Co.	1,500,151	$178,382,956
Canadian Pacific Railway Ltd.	1,932,227	144,650,366
		$323,033,322
Restaurants – 0.7%
Yum China Holdings, Inc.	1,114,794	$55,862,328
Yum China Holdings, Inc.	574,450	28,225,752
		$84,088,080
Specialty Chemicals – 8.0%
Akzo Nobel N.V.	1,492,589	$94,558,606
L'Air Liquide S.A.	1,537,163	192,701,141
Linde PLC	1,136,869	320,322,186
Nitto Denko Corp.	1,248,200	76,858,923
Showa Denko K. K.	3,081,100	47,241,901
Sika AG	412,923	92,417,530
Symrise AG	1,097,777	115,120,112
		$939,220,399
Specialty Stores – 1.4%
Alibaba Group Holding Ltd. (a)	11,309,400	$134,660,669
Just Eat Takeaway (a)	707,517	11,861,227
Ocado Group PLC (a)	1,682,846	14,161,155
		$160,683,051
Tobacco – 2.4%
ITC Ltd.	28,058,189	$112,304,919
Swedish Match AB	16,471,428	165,486,861
		$277,791,780
Total Common Stocks		$11,513,322,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 2.21% (v)	177,828,191	$177,828,191

Other Assets, Less Liabilities – 0.3%		40,733,254
Net Assets – 100.0%		$11,731,883,914
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $177,828,191 and $11,513,322,469, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$1,684,277,867	$—	$1,684,277,867
Switzerland	560,068,915	986,795,613	—	1,546,864,528
Japan	—	1,034,353,741	—	1,034,353,741
United Kingdom	25,429,895	1,004,382,731	—	1,029,812,626
Germany	863,719,255	139,566,610	—	1,003,285,865
Canada	922,984,117	—	—	922,984,117
India	—	620,697,480	—	620,697,480
China	55,862,328	480,822,795	—	536,685,123
Taiwan	364,691,674	170,240,480	—	534,932,154
Other Countries	729,461,620	1,869,967,348	—	2,599,428,968
Mutual Funds	177,828,191	—	—	177,828,191
Total	$3,700,045,995	$7,991,104,665	$—	$11,691,150,660
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At August 31, 2022, the value of securities loaned was $7,582,305. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $8,178,757.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$95,663,451	$304,143,381	$221,984,004	$(6,993)	$12,356	$177,828,191
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$455,031	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2022, are as follows:
France	14.4%
Switzerland	13.2%
Japan	8.8%
United Kingdom	8.8%
Germany	8.6%
Canada	7.9%
United States	5.5%
India	5.3%
China	4.6%
Other Countries	22.9%
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.